UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if amendment  [  ];  Amendment Number:
This Amendment  (Check only one.):  [  ]  is a restatement
                                    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Sturdivant & Co.
Address:Plaza 1000 at Main Street
	  Suite 200
        Voorhees, NJ 08043

13F File Number:   28-4000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Harvey R. de Krafft
Title:      Managing Director and Principal
Phone:  856-751-1331
Signature:, Place, and Date of Signing

       Harvey R. de Krafft        Voorhees, New Jersey     August 11, 2000


Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.
[     ] 13F NOTICE.
[     ] 13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    57

Form 13F Information Table Value Total:   $172733








FORM 13F INFORMATION TABLE
                        Value   Shares/ Sh/Put/ Invstmt Other
Name of Title ofCUSIP   (x$1000)Prn Amt PrnCall Dscretn ManagersSole Shared None
-------------------------------------------------------------------------------

ABBOTT LCOM     002824100    2441   54775SH       Sole             2875    51900
ALCATEL COM     013904305    4339   65245SH       Sole             3150    62095
AMERICANCOM     025816109    3626   69555SH       Sole             3855    65700
AMERICANCOM     026874107    3443   29300SH       Sole             1375    27925
ANHEUSERCOM     035229103    3843   51455SH       Sole             2500    48955
AT & T CCOM     001957109    3433  108545SH       Sole             5400   103145
AVON PROCOM     054303102    3997   89815SH       Sole             4450    85365
AXA FINACOM     002451102    3519  103505SH       Sole             5125    98380
CAPITAL COM     14040H105    4375   98050SH       Sole             4875    93175
CHASE MACOM     16161A108    2164   46972SH       Sole             2962    44010
CHEVRON COM     166751107    4903   57810SH       Sole             3350    54460
CITIGROUCOM     172967101    5425   90045SH       Sole             4475    85570
COLUMBIACOM     197648108    1724   26275SH       Sole             1250    25025
DUPONT  COM     263534109    1306   29850SH       Sole             1400    28450
EL PASO COM     283905107    3468   68075SH       Sole             3125    64950
EXXON MOCOM     30231G102    2915   37136SH       Sole                     37136
FANNIE MCOM     313586109    1681   32215SH       Sole             1450    30765
FLEET BOCOM     339030108    3908  114955SH       Sole             6100   108855
FORT JAMCOM     347471104    1467   63425SH       Sole             3000    60425
FREDDIE COM     313400301    1496   36950SH       Sole             1850    35100
G T E COCOM     362320103    4126   66280SH       Sole             3050    63230
GENERAL COM     370442105    1615   27820SH       Sole             1400    26420
HALLIBURCOM     406216101    3119   66100SH       Sole             3275    62825
HEWLETT COM     428236103    3956   31680SH       Sole             1825    29855
HONEYWELCOM     438516106    3254   96600SH       Sole             4750    91850
INFORMIXCOM     456779107    1441  193700SH       Sole             9550   184150
INGERSOLCOM     456866102    2084   51785SH       Sole             2200    49585
INT'L BUCOM     459200101    5043   46025SH       Sole             2600    43425
ITT INDUCOM     450911102    2559   84240SH       Sole             4700    79540
JOHNSON COM     478160104    2909   28550SH       Sole             1350    27200
KEYSPAN COM     49337W100    2871   93360SH       Sole             3500    89860
KIMBERLYCOM     494368103    3794   66125SH       Sole             3725    62400
LUCENT TCOM     549463107    3523   59465SH       Sole             2800    56665
MELLON FCOM     58551A108    3049   83675SH       Sole             4175    79500
MINNESOTCOM     604059105    1529   18530SH       Sole              900    17630
MORGAN SCOM     617446448    4674   56150SH       Sole             2700    53450
MOTOROLACOM     620076109    4545  156400SH       Sole             7425   148975
PEPSICO COM     713448108    4660  104875SH       Sole             5100    99775
ROHM & HCOM     775371107    2374   68800SH       Sole             3450    65350
ROYAL DUCOM     780257804    2215   35975SH       Sole             2475    33500
SAFEWAY COM     786514208    4796  106580SH       Sole             5125   101455
SCHLUMBECOM     806857108    2253   30190SH       Sole             1725    28465
SEARS ROCOM     812387108    1948   59700SH       Sole             3000    56700
SPRINT CCOM     852061100    3064   60075SH       Sole             2850    57225
STATE STCOM     857477103     949    8945SH       Sole              425     8520
TELEFONICOM     879382208     967   15090SH       Sole                     15090
TEXACO  COM     881694103    4583   86060SH       Sole             4250    81810
TRANSOCECOM     G90078109     461    8624SH       Sole              817     7807
TRIBUNE COM     896047107    2442   69780SH       Sole             3450    66330
TYCO INTCOM     902124106    6576  138800SH       Sole             6375   132425
UNICOM CCOM     904911104    4297  111070SH       Sole             5475   105595
UNUMPROVCOM     91529Y106     702   35000SH       Sole             1725    33275
US WEST COM     91273H101    3675   42855SH       Sole             1600    41255
WALT DISCOM     254687106    2932   75535SH       Sole             2800    72735
WILLIAMSCOM     969457100    2486   59640SH       Sole             3375    56265
WORLDCOMCOM     98157D106     971   21175SH       Sole             1775    19400
XEROX COCOM     984121103    2820  135890SH       Sole             6350   129540
REPORT SUMMARY  57 DATA RECORDS     172733            0
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED